Reconciliation of the differences between basic and diluted earnings per share	12 Months Ended
Mar. 31, 2013
Reconciliation of the differences between basic and diluted earnings per share

17. Reconciliation of the differences between basic and diluted earnings per share:

The tables below set forth a reconciliation of the differences between basic and diluted income attributable to Nidec Corporation per share for the years ended March 31, 2011, 2012 and 2013.

	Yen in millions	Thousands of shares	Yen
	Net income (loss) attributable to Nidec Corporation	Weighted- average shares	Net income (loss) attributable to Nidec Corporation per share
For the year ended March 31, 2011:
Basic net income attributable to Nidec Corporation per share:
Income from continuing operations attributable to Nidec Corporation	¥56,536	139,216	¥406.10
Loss on discontinued operations attributable to Nidec Corporation	(4,203)	139,216	(30.19)
Net income attributable to Nidec Corporation	52,333	139,216	375.91

Effect of dilutive securities:
Zero coupon convertible bonds	(29)	4,950
Diluted net income attributable to Nidec Corporation per share:
Income from continuing operations attributable to Nidec Corporation	56,507	144,166	391.96
Loss on discontinued operations attributable to Nidec Corporation	(4,203)	144,166	(29.16)
Net income attributable to Nidec Corporation	¥52,304	144,166	¥362.80

	Yen in millions	Thousands of shares	Yen
	Net income (loss) attributable to Nidec Corporation	Weighted- average shares	Net income (loss) attributable to Nidec Corporation per share
For the year ended March 31, 2012:
Basic net income attributable to Nidec Corporation per share:
Income from continuing operations attributable to Nidec Corporation	¥46,242	137,490	¥336.33
Loss on discontinued operations attributable to Nidec Corporation	(5,511)	137,490	(40.08)
Net income attributable to Nidec Corporation	40,731	137,490	296.25

Effect of dilutive securities:
Zero coupon convertible bonds	(55)	9,411
Diluted net income attributable to Nidec Corporation per share:
Income from continuing operations attributable to Nidec Corporation	46,187	146,901	314.41
Loss on discontinued operations attributable to Nidec Corporation	(5,511)	146,901	(37.52)
Net income attributable to Nidec Corporation	¥40,676	146,901	¥276.89

For the year ended March 31, 2013:
Basic net income attributable to Nidec Corporation per share:
Net income attributable to Nidec Corporation	¥7,998	134,714	¥59.37

Effect of dilutive securities:
Zero coupon convertible bonds	(61)	9,411
Diluted net income attributable to Nidec Corporation per share:
Net income attributable to Nidec Corporation	¥7,937	144,125	¥55.07